Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net (loss) income	$ (264,322)	$ 117,514	$ 124,380
Net loss from discontinued operations	0	0	131,006
Net (loss) income from continuing operations	(264,322)	117,514	255,386
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by operating activities:
Depreciation	141,748	141,043	52,607
Amortization of deferred charges	1,913	2,027	1,917
Other operating losses (gains)	(2,378)	2,683	(108,923)
Gain on sale of shares	(1,061)	0	0
Amortization of time charter contract value	0	(6,799)	816
Contingent rental income	(26,148)	(18,621)	0
Impairment loss on vessels and vessels held under capital lease	164,187	61,692	0
Provision for uncollectible receivable	0	4,000	0
Share of results from associated company and gain on equity interest	0	0	(2,727)
Impairment loss on goodwill	112,821	0	0
Impairment loss on marketable securities	0	7,233	10,507
Mark to market (gain) loss on derivatives	(93)	(8,017)	3,618
Dividends received from Avance Gas	0	0	4,101
Other, net	1,953	(1,232)	1,015
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	(506)	4,287	(21,037)
Other receivables	2,122	10,833	(5,049)
Inventories	(24,079)	(12,241)	9,367
Voyages in progress	7,084	6,828	15,505
Prepaid expenses and accrued income	(429)	(1,427)	5,892
Other current assets	(1)	406	(405)
Trade accounts payable	7,485	(5,175)	2,832
Accrued expenses	12,645	(2,936)	(7,771)
Related party balances	3,062	(10,707)	(8,601)
Other current liabilities	(6,178)	(5,583)	5,574
Other	660	207	(868)
Cash (used in) provided by operating activities of discontinued operations	0	0	(6,410)
Net cash provided by operating activities	130,485	286,015	207,346
Investing activities
Change in restricted cash	(64)	(309)	35,713
Additions to newbuildings, vessels and equipment	(713,560)	(622,460)	(786,772)
Refund of newbuilding installments and interest	0	43,497	58,793
Purchase of shares	(46,100)	0	0
Proceeds from sale of newbuilding vessels	0	173,187	456,366
Cash acquired upon the Merger	0	0	87,443
Finance lease payments received	9,745	9,333	0
Net proceeds from sale of shares	27,412	0	0
Cash used in investing activities of discontinued operations	0	0	(310,822)
Net cash used in investing activities	(722,567)	(396,752)	(459,279)
Financing activities
Net proceeds from issuance of shares	0	98,200	0
Proceeds from long-term debt	673,416	356,066	659,700
Repayment of long-term debt	(83,951)	(169,883)	(427,338)
Payment of obligations under finance leases	(31,854)	(61,677)	(5,491)
Lease termination receipts / (payments)	(19,006)	0	3,266
Payment of related party loan note	0	0	(112,687)
Debt fees paid	(3,495)	(9,523)	(485)
Cash dividends paid	(51,401)	(164,551)	(39,228)
Payment for fractional shares on reverse share split	0	(17)	0
Proceeds from secured short-term borrowings	10,116	0	0
Cash provided by financing activities of discontinued operations	0	0	141,775
Net cash provided by financing activities	493,825	48,615	219,512
Net change in cash and cash equivalents	(98,257)	(62,122)	(32,421)
Net change in cash balances included in held for distribution	0	0	61,144
Cash and cash equivalents at beginning of year	202,402	264,524	235,801
Cash and cash equivalents at end of year	104,145	202,402	264,524
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	57,291	53,474	17,544
Income taxes paid	$ 1,222	$ 716	$ 0